Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Income tax
7.	Income tax

The Company and its subsidiaries are subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

The Company and its subsidiary, Top Wealth BVI, are domiciled in the Cayman Islands and the British Virgin Islands respectively. Both companies currently enjoy permanent income tax holidays; accordingly, both companies do not accrue for income taxes.

The Company’s operating subsidiary, Top Wealth International incorporated in Hong Kong is subject to an income tax rate of 8.25% for first HK$2,000,000 assessable profits and 16.5% for the assessable profits thereafter.

	Years ended December 31,
Provision for income tax	2023	2022	2021

Current
Hong Kong	$669,016	$370,419	$-
Over provision in previous years	(31,340)	-	-

	637,676	370,419	-

Deferred
Hong Kong	(34,998)	(7,832)	(5,893)
Under provision in previous years	4,475	-	-

	(30,523)	(7,832)	(5,893)

Total	$607,153	$362,587	$(5,893)

Numerical reconciliation of income tax expenses to prima facie tax payable:

	Years ended December 31,
	2023	2022	2021

Profit (loss) before income tax	$3,045,248	$2,280,358	$(16,888)

Tax effect at the Hong Kong profits tax rate of 16.5%	502,466	376,259	(2,787)
Tax effect of preferential tax rate	(21,154)	(21,154)	-
Tax effect of tax loss not previously recognized	-	-	(3,106)
Non-deductible expenditure	153,475	8,251	-
Over provision in previous years	(26,865)	-	-
Tax effect of tax reduction	(769)	(769)	-

Total	$607,153	$362,587	(5,893)

Effective income tax rate (%)

Years ended December 31,
2023	2022	2021

Effective income tax rate – Hong Kong	%	19.94%	15.9%	14.9

There were no material unrecognised temporary differences.

The components of deferred tax assets and liabilities and their movements were as follows:

	Tax losses	Depreciation allowance	Total

Balance as of January 1, 2022	$(12,521)	$6,628	$(5,893)

Charged (credited) to statement of operations	12,521	(20,353)	(7,832)

Balance as of December 31, 2022	$-	$(13,725)	$(13,725)

Credited to statement of operations	-	(30,523)	(30,523)

Balance as of December 31, 2023	$-	$(44,248)	$(44,248)